Expense Example - Nationwide Investor Destinations Conservative Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 3 Years	Service Class Shares 5 Years	Service Class Shares 10 Years
USD ($)	654	822	1,004	1,530	259	493	850	1,856	117	365	633	1,398	50	157	274	616	59	186	324	726	91	284	493	1,096